Bingham McCutchen LLP
One Federal Street
Boston, MA 02110
March 4, 2009
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Legg Mason Partners Variable Income Trust
(filing relates to Legg Mason Partners Variable Money Market Portfolio, Legg Mason
Partners Variable Adjustable Rate Income Portfolio, and Legg Mason Partners Variable
High Income Portfolio (the “Funds”))
(File Nos. 033-40603 and 811-06310)
Ladies and Gentlemen:
     On behalf of Legg Mason Partners Variable Income Trust, a Maryland business trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), that the forms of Prospectuses and the Statement of Additional Information relating to the Funds that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act upon the effectiveness of Post-Effective Amendment No. 50 to the Trust’s registration statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on February 27, 2009, is the most recent amendment to the Trust’s registration statement.
     Please call Miles Treakle at (202) 373-6549 or the undersigned at (617) 951-8381 with any comments or questions relating to the filing.

Sincerely,

/s/ Mari Wilson

Mari Wilson